TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 97.0%
	FIXED INCOME - 97.0%
132,800	iShares Broad USD High Yield Corporate Bond ETF			$ 4,845,872
51,600	iShares iBoxx High Yield Corporate Bond ETF(a)			3,997,968
51,500	SPDR Bloomberg High Yield Bond ETF			4,885,805
190,000	SPDR Bloomberg Short Term High Yield Bond ETF			4,791,800
169,500	VanEck Fallen Angel High Yield Bond ETF			4,925,670
135,700	Xtrackers USD High Yield Corporate Bond ETF			4,826,849
	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,011,477)			28,273,964

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 2.8%
	AEROSPACE & DEFENSE — 0.3%
35,000	Bombardier, Inc.(b)	7.8750	04/15/27	35,075
50,000	TransDigm, Inc.(b)	6.2500	03/15/26	49,971
				85,046
	BIOTECH & PHARMA — 0.1%
25,000	Bausch Health Companies, Inc.(b)	5.5000	11/01/25	22,861

	CABLE & SATELLITE — 0.2%
50,000	DIRECTV Holdings, LLC / DIRECTV Financing, Inc.(b)	5.8750	08/15/27	47,690

	ELECTRIC UTILITIES — 0.1%
25,000	Vistra Operations Company, LLC(b)	7.7500	10/15/31	25,989

	HEALTH CARE FACILITIES & SERVICES — 0.1%
50,000	DaVita, Inc.(b)	4.6250	06/01/30	44,281

	INSURANCE — 0.1%
20,000	Genworth Holdings, Inc.	6.5000	06/15/34	18,340

	INTERNET MEDIA & SERVICES — 0.1%
40,000	Uber Technologies, Inc.(b)	4.5000	08/15/29	37,937

TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 2.8% (Continued)
	LEISURE FACILITIES & SERVICES — 0.4%
35,000	Caesars Entertainment, Inc.(b)	8.1250	07/01/27	$ 35,906
35,000	Carnival Holdings Bermuda Ltd.(b)	10.3750	05/01/28	38,392
45,000	KFC Holding Co/Pizza Hut Holdings, LLC/Taco Bell of America, LLC(b)	4.7500	06/01/27	44,073
				118,371
	MACHINERY — 0.1%
30,000	Hillenbrand, Inc.	3.7500	03/01/31	25,989

	METALS & MINING — 0.1%
40,000	Novelis Corporation(b)	4.7500	01/30/30	37,158

	OIL & GAS PRODUCERS — 0.4%
25,000	Chesapeake Energy Corporation(b)	6.7500	04/15/29	25,300
25,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(b)	5.5000	06/15/31	23,346
25,000	New Fortress Energy, Inc.(b)	6.5000	09/30/26	24,230
35,000	PBF Holding Company, LLC / PBF Finance Corporation	6.0000	02/15/28	34,235
				107,111
	REAL ESTATE INVESTMENT TRUSTS — 0.1%
30,000	Uniti Group, L.P. / Uniti Group Finance, Inc. / CSL CSL Capital, LLC(b)	10.5000	02/15/28	30,563

	RETAIL - DISCRETIONARY — 0.1%
25,000	Staples, Inc.(b)	7.5000	04/15/26	23,427

	SOFTWARE — 0.1%
30,000	Cloud Software Group, Inc.(b)	6.5000	03/31/29	28,022

	SPECIALTY FINANCE — 0.2%
30,000	Ally Financial, Inc.	5.7500	11/20/25	30,096
29,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer(b)	3.8750	03/01/31	25,562
30,000	Starwood Property Trust, Inc.(b)	4.3750	01/15/27	27,776
				83,434
	TECHNOLOGY SERVICES — 0.1%
25,000	Block, Inc.	3.5000	06/01/31	21,660

TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 2.8% (Continued)
	TELECOMMUNICATIONS — 0.1%
40,000	Intelsat Jackson Holdings S.A.(b)	6.5000	03/15/30	$ 37,890

	TRANSPORTATION & LOGISTICS — 0.1%
25,000	Delta Air Lines, Inc.	3.7500	10/28/29	22,994

	TOTAL CORPORATE BONDS (Cost $822,405)			818,763

Shares
	SHORT-TERM INVESTMENTS — 8.1%
	COLLATERAL FOR SECURITIES LOANED - 8.1%
2,379,000	State Street Institutional US Government Money Market Fund, Institutional Class, 5.23% (Cost $2,379,000)(c),(d)			2,379,000

	TOTAL INVESTMENTS – 107.9% (Cost $30,212,882)			$ 31,471,727
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.9)%			(2,315,295)
	NET ASSETS - 100.0%			$ 29,156,432

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
Ltd.	- Limited Company
L.P.	- Limited Partnership
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

(a) (b)

All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2024 was $2,324,400.

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of January 31, 2024 the total market value of 144A securities is 665,449 or 2.3% of net assets.

(c) (d)

Security was purchased with cash received as collateral for securities on loan at January 31, 2024. Total collateral had a value of $2,379,000 at January 31, 2024.

Rate disclosed is the seven day effective yield as of January 31, 2024.

TOEWS AGILITY SHARES MANAGED RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 86.4%
	EQUITY - 86.4%
4,000	iShares Core S&P 500 ETF					$ 1,940,800
239,340	Vanguard S&P 500 ETF					106,223,879
	TOTAL EXCHANGE-TRADED FUNDS (Cost $98,271,895)					108,164,679

Contracts(a)
	FUTURE OPTIONS PURCHASED - 6.2%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 6.2%
518	CME E-Mini Standard & Poor's 500 Index Future	EDF	12/19/2025	$ 4,800	$ 133,397,950	7,815,325
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $8,751,925)

	TOTAL INVESTMENTS - 92.6% (Cost $107,023,820)					$ 115,980,004
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.4%					9,233,832
	NET ASSETS - 100.0%					$ 125,213,836

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(b)	Value and Unrealized Appreciation
70	CME E-Mini Standard & Poor's 500 Index Future		EDF	03/15/2024	$ 17,046,750	$ 675,205
	TOTAL FUTURES CONTRACTS

CME	- Chicago Mercantile Exchange
EDF	- ED&F Man Capital Markets, Inc.
ETF	- Exchange-Traded Fund

(a)	Each contract is equivalent to one futures contract.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.